SHARE BASED COMPENSATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-based compensation	$ 754	$ 886
Cost of Revenues [Member]
Stock-based compensation	58	12
Research and Development Expenses [Member]
Stock-based compensation	61	13
Selling General And Administrative Expense [Member]
Stock-based compensation	$ 635	$ 861